PRINCIPAL ACCOUNTING POLICIES - Supplemental cash flow information related to operating leases (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Cash payments	¥ 48,890
New operating lease assets obtained in exchange for operating lease liabilities	¥ 24,688
weighted average remaining lease term	3 years 1 month 13 days
weighted average discount rate	4.80%